Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of loss before income taxe expense (benefits)
	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017

PRC	$(3,416,358)	$(2,107,084)	$(780,032)
Foreign	(5,453,030)	(1,891,213)	(488,334)
	$(8,869,388)	$(3,998,297)	$(1,268,366)

Summary of china statutory rates to the company's effective tax rate
	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2018	December 31, 2017

China income tax rate	25.0%	25.0%	25.0%
IPO costs	0.0%	0.0%	7.7%
PRC – non-deductible expense	(0.3)%	(1.7)%	(1.7)%
Valuation allowance	(18.4)%	-	-
Cayman – non-deductible expense-consulting fee	(5.5)%	(8.1)%	(9.6)%
Cayman – non-deductible expense-external service fee	(9.9)%	(3.7)%	0.0%
Effective tax rate	(9.1)%	11.5%	21.4%

Summary of significant components of deferred tax assets
	December 31, 2019	December 31, 2018

Net operating losses carried forward	$1,635,394	$810,863
Less: valuation allowance	(1,635,394)	-
Total	$-	$810,863

Summary of tax payable
	December 31, 2019	December 31, 2018

VAT taxes payable	$-	$42,860
Other taxes payable	-	4,925
Total	$-	$47,785